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FPA U.S. Value Fund, Inc.
FPA U.S. Value Fund, Inc.

FPA U.S. Value Fund, Inc. (FPPFX)

Supplement dated October 29, 2020 to the

Prospectus dated April 30, 2020

This Supplement updates certain information contained in the Prospectus for FPA U.S. Value Fund, Inc., (the “Fund”) dated April 30, 2020.  You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.fpa.com/funds or call (800) 982-4372.

Effective December 28, 2020, the Fund’s name is changed from FPA U.S. Value Fund, Inc. to FPA U.S. Core Equity Fund, Inc. and all references to FPA U.S. Value Fund, Inc. in the Prospectus are hereby replaced with references to FPA U.S. Core Equity Fund, Inc.

Effective December 28, 2020, the first sentence underneath the title “Principal Investment Strategies” on pages 3 and 10 of the Prospectus is hereby replaced in its entirety with the following two sentences:

Under normal circumstances, the Fund’s portfolio manager invests at least 80% of the value of its net assets in equity securities of U.S. companies. In addition, under normal circumstances, the Fund seeks to generate returns in excess of the S&P 500 Index over full market cycles.

Effective December 28, 2020, the second paragraph underneath the title “Performance Information” on page 7 of the Prospectus is hereby replaced in its entirety with the following:

The Standard & Poor’s 500 Index Composite Index is an unmanaged index that is generally representative of the U.S. stock market.

Average Annual Total Returns (for the periods ended December 31, 2019)
Effective December 28, 2020, the table at the top of page 8 of the Prospectus, underneath the title “Performance Information” is hereby replaced in its entirety with the following:
Average Annual Returns - FPA U.S. Value Fund, Inc.		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
FPA U.S. Value Fund, Inc.		34.16%	4.58%	10.02%
After Taxes on Distributions | FPA U.S. Value Fund, Inc.	[1]	33.51%	(0.07%)	7.12%
After Taxes on Distributions and Sale of Fund Shares | FPA U.S. Value Fund, Inc.	[1]	20.66%	2.64%	7.65%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)		31.49%	11.70%	13.56%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend upon an investor’s tax situation and may differ from those shown. After-tax returns presented here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Early withdrawal from a 401(k) account or an IRA could lead to taxation of the withdrawn amount as ordinary income and could be subject to an additional tax penalty. The after-tax returns on distributions and sale of Fund shares may be higher than returns before taxes due to the effect of a tax benefit an investor may receive from the realization of capital losses that would have been incurred on the sale of Fund shares.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE